Share-based payment arrangement-Fair values of cash-settled share-based payment arrangements (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation
Expected life (weighted average) (years)	2 years 3 months 18 days	3 years
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date April 1, 2020
Share-based compensation
Fair value	$ 1
Share price	3.22
Exercise price	$ 1.96
Expected volatility (weighted average)	27.73%
Expected life (weighted average) (years)	6 years 9 months 18 days
Expected dividends %	5.05%
Risk-free interest rate %	3.11%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2025
Share-based compensation
Fair value	$ 2.79
Share price	4.54
Exercise price	$ 1.77
Expected volatility (weighted average)	32.86%
Expected life (weighted average) (years)	3 years
Expected dividends %	0.00%
Risk-free interest rate %	2.47%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date April 1, 2021
Share-based compensation
Fair value	$ 0.33
Share price	2.97
Exercise price	$ 3.49
Expected volatility (weighted average)	27.73%
Expected life (weighted average) (years)	5 years
Expected dividends %	5.05%
Risk-free interest rate %	2.66%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2025
Share-based compensation
Fair value	$ 2.84
Share price	4.54
Exercise price	$ 1.75
Expected volatility (weighted average)	32.86%
Expected life (weighted average) (years)	3 years
Expected dividends %	0.00%
Risk-free interest rate %	2.84%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date October 1, 2022
Share-based compensation
Fair value	$ 3.31
Share price	6.64
Exercise price	$ 4.1
Expected volatility (weighted average)	31.71%
Expected life (weighted average) (years)	5 years
Expected dividends %	0.00%
Risk-free interest rate %	3.80%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2025
Share-based compensation
Fair value	$ 1.09
Share price	4.54
Exercise price	$ 4.1
Expected volatility (weighted average)	34.46%
Expected life (weighted average) (years)	3 years
Expected dividends %	0.00%
Risk-free interest rate %	1.02%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date June 8, 2024
Share-based compensation
Fair value	$ 2.46
Share price	5
Exercise price	$ 3.95
Expected volatility (weighted average)	59.67%
Expected life (weighted average) (years)	4 years
Expected dividends %	0.00%
Risk-free interest rate %	4.92%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2025
Share-based compensation
Fair value	$ 1.07
Share price	4.54
Exercise price	$ 3.95
Expected volatility (weighted average)	25.51%
Expected life (weighted average) (years)	3 years
Expected dividends %	0.00%
Risk-free interest rate %	6.97%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Grant date June 10, 2024
Share-based compensation
Fair value	$ 1.52
Share price	5.88
Exercise price	$ 6.08
Expected volatility (weighted average)	17.79%
Expected life (weighted average) (years)	3 years
Expected dividends %	0.00%
Risk-free interest rate %	7.68%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | Measurement date December 31, 2025
Share-based compensation
Fair value	$ 0.01
Share price	4.54
Exercise price	$ 6.08
Expected volatility (weighted average)	5.65%
Expected life (weighted average) (years)	3 years
Expected dividends %	0.00%
Risk-free interest rate %	7.31%
Cash-settled share-based payment arrangement | Restricted stock units (RSU) | Grant date June 8, 2024
Share-based compensation
Fair value	$ 4.77
Expected life (weighted average) (years)	3 years
Cash-settled share-based payment arrangement | Restricted stock units (RSU) | Measurement date December 31, 2025
Share-based compensation
Fair value	$ 6.19
Expected life (weighted average) (years)	3 years
Cash-settled share-based payment arrangement | Restricted stock units (RSU) | Grant date June 10, 2024
Share-based compensation
Fair value	$ 5.88
Expected life (weighted average) (years)	4 years
Cash-settled share-based payment arrangement | Restricted stock units (RSU) | Measurement date December 31, 2025
Share-based compensation
Fair value	$ 4.54
Expected life (weighted average) (years)	4 years